Material Related Party Transactions - Loans from and Deposits Placed with Southern Airlines Group Finance Co., Ltd (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Borrowings	¥ 51,180	¥ 54,417	[1]
Deposits placed with SA Finance	1,848	6,909
Within 1 year [member]
Disclosure of transactions between related parties [line items]
Borrowings	37,543	38,741
After 1 year but within 2 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	3,773	7,757
After 2 years but within 5 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	8,389	6,004
CSAH and its affiliates [member] | CSAH [member]
Disclosure of transactions between related parties [line items]
Borrowings	5,520	500
CSAH and its affiliates [member] | CSAH [member] | Within 1 year [member]
Disclosure of transactions between related parties [line items]
Borrowings	4,720	500
CSAH and its affiliates [member] | CSAH [member] | After 1 year but within 2 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	0	0
CSAH and its affiliates [member] | CSAH [member] | After 2 years but within 5 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	800	0
Southern Airlines Group Finance Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Borrowings	76	758
Deposits placed with SA Finance	711	5,583
Southern Airlines Group Finance Co., Ltd [member] | Unsecured loans [Member]
Disclosure of transactions between related parties [line items]
Borrowings	76	758
Southern Airlines Group Finance Co., Ltd [member] | Unsecured loans [Member] | Within 1 year [member]
Disclosure of transactions between related parties [line items]
Borrowings	23	630
Southern Airlines Group Finance Co., Ltd [member] | Unsecured loans [Member] | After 1 year but within 2 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	0	10
Southern Airlines Group Finance Co., Ltd [member] | Unsecured loans [Member] | After 2 years but within 5 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	53	118
Southern Airlines Group Finance Co., Ltd [member] | CSAH [member]
Disclosure of transactions between related parties [line items]
Borrowings	¥ 5,520	¥ 500

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).